PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2002

                             PW SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital .........................1

Statement of Operations .......................................................2

Statements of Changes in Members' Capital .....................................3

Notes to Financial Statements .................................................4

Schedule of Portfolio Investments ............................................10

                                                                                PW SEQUOIA FUND, L.L.C.
                                                  STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                            (UNAUDITED)
-------------------------------------------------------------------------------------------------------

                                                                                          JUNE 30, 2002

-------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $116,803,783)                                   $ 119,899,875
Cash and cash equivalents                                                                    32,080,748
Receivables:
  Due from broker                                                                            13,153,000
  Investments sold, not settled                                                               8,442,449
  Interest                                                                                       37,224
  Dividends                                                                                      17,172
-------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                173,630,468
-------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $17,168,413)                 16,965,377
Payables:
  Withdrawals payable                                                                        17,544,939
  Investments purchased, not settled                                                          8,697,632
  Management fee                                                                                160,885
  Administration fee                                                                             49,384
  Professional fees                                                                              49,663
  Miscellaneous                                                                                  48,738
-------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                            43,516,618
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                $ 130,113,850
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                 $ 126,814,722
Accumulated net unrealized appreciation on investments                                        3,299,128
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                          $ 130,113,850
-------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  1

                                                                                PW SEQUOIA FUND, L.L.C.
                                                                                STATEMENT OF OPERATIONS
                                                                                            (UNAUDITED)
-------------------------------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED JUNE 30, 2002

-------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                                                $    167,711
  Dividends                                                                                    149,171
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                        316,882
-------------------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                               950,011
  Administration fee                                                                           100,962
  Professional fees                                                                             77,562
  Miscellaneous                                                                                 96,490
-------------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                                     1,225,025

  Dividend expense                                                                              35,918
  Interest expense                                                                               4,313
-------------------------------------------------------------------------------------------------------


TOTAL EXPENSES                                                                               1,265,256
-------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                           (948,374)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
         FROM INVESTMENTS

  Net realized gain/(loss) from investments                                                  7,904,751
  Change in net unrealized appreciation/(depreciation) from investments                    (16,235,536)
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                           (8,330,785)
-------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                          $ (9,279,159)
-------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  2

                                                                                        PW SEQUOIA FUND, L.L.C.
                                                                       STATEMENT OF CHANGES IN MEMBERS' CAPITAL

---------------------------------------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED
                                                                  JUNE 30, 2002               YEAR ENDED
                                                                   (UNAUDITED)            DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

  Net investment loss                                             $    (948,374)            $  (1,329,064)
  Net realized gain/(loss) from investments                           7,904,751               (29,648,155)
  Change in net unrealized appreciation/(depreciation)
         from investments                                           (16,235,536)               11,143,198
---------------------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                     (9,279,159)              (19,834,021)
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                                    758,717                34,789,556

  Member withdrawals                                                (17,544,939)              (10,334,701)

  Offering costs                                                           (671)                  (21,573)

  Manager withdrawals                                                    (1,191)                        -
---------------------------------------------------------------------------------------------------------------

(DECREASE)/INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  (16,788,084)               24,433,282
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL
         AT BEGINNING OF PERIOD                                     156,181,093               151,581,832
---------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                 $ 130,113,850             $ 156,181,093
---------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  3

                                                         PW SEQUOIA FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION

   PW Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). Operations of the Fund commenced on October 1, 2000.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Redwood/Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

   The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA"), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C. ("FCM"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FPA will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. FPA is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2002, December 31, 2001 and 2000 was $826,747, $872,931 and $973,819,
   respectively.

   Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                         PW SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund were fair valued at June 30, 2002.

   Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

   The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract.

   B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                         PW SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

   D. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' capital.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of fund assets and debited against Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to FPA.

                                                         PW SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

   The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2002, UBS PWI and its affiliates earned $3,668 on brokerage commissions from portfolio transactions executed on behalf of the Fund.

   The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and the year ended December 31, 2001 was $1,717 and $1,191, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2002 or December 31, 2001, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

   Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,500.

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

                                                         PW SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

   Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2002, amounted to $440,882,988 and $456,494,725, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $223,229,690 and $229,701,173, respectively, and purchases and sales of options amounting to $3,634,757 and $4,656,774 respectively. Net realized gains resulting from short positions was $289,772 for the six months ended June 30, 2002.

   At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation from investments was $3,299,128 consisting of $13,985,244 gross unrealized appreciation and $10,686,116 gross unrealized depreciation.

5. SHORT-TERM BORROWINGS

   The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2002, the Fund's average interest rate paid on borrowings was 2.61% per annum and the average borrowings outstanding were $333,039. The Fund had no borrowings outstanding at June 30, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

   Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                         PW SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

   During the six months ended June 30, 2002, the Fund did not trade any forward or futures contracts.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                              PERIOD FROM OCTOBER 1,
                                                           SIX MONTHS ENDED                                    2000 (COMMENCEMENT OF
                                                            JUNE 30, 2002                YEAR ENDED             OPERATIONS) THROUGH
                                                             (UNAUDITED)             DECEMBER 31, 2001            DECEMBER 31, 2000
                                                             -----------             -----------------            -----------------
Ratio of net investment loss to average net assets              (1.24)%*                    (0.86)%                     (0.50)%*
Ratio of total expenses to average net assets                     1.65%*                      1.60%                       2.74%*
Portfolio turnover rate                                         165.26%                     420.05%                      59.72%
Total return                                                    (5.93)%**                  (11.87)%**                   (3.94)%**
Average debt ratio                                                0.22%                       0.89%                       2.60%
Net asset value at end of period                              $130,113,850               $156,181,093                $151,581,832


   *  Annualized.
   ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002


      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK (92.11%)
                  ---------------------

                  ADVERTISING SALES (0.41%)
          14,200  Lamar Advertising Co.*                        $       528,382
                                                                ---------------

                  AGRICULTURAL CHEMICALS (1.10%)
         115,000  IMC Global, Inc.                                    1,437,500
                                                                ---------------

                  AGRICULTURAL OPERATIONS (0.37%)
          24,200  Delta & Pine Land Co.                                 486,420
                                                                ---------------

                  AUDIO/VIDEO PRODUCTS (2.22%)
          58,700  Harman International Industries, Inc.               2,890,975
                                                                ---------------

                  B2B/E-COMMERCE (0.94%)
       1,092,400  Click Commerce, Inc.*                               1,223,488
                                                                ---------------

                  BUILDING&CONSTRUCTION
                  PRODUCTS-MISCELLANEOUS (1.44%)
          69,200  Masco Corp.                                         1,876,012
                                                                ---------------

                  BUILDING-RESIDENTIAL/COMMERCIAL (1.99%)
          99,350  D.R. Horton, Inc.                                   2,586,081
                                                                ---------------

                  CHEMICALS-DIVERSIFIED (1.52%)
          89,100  Olin Corp.                                          1,973,565
                                                                ---------------

                  COAL (1.44%)
          66,400  Peabody Energy Corp.                                1,879,120
                                                                ---------------

                  COMMERCIAL SERVICES (1.15%)
         109,200  ServiceMaster Co.                                   1,498,224
                                                                ---------------

                  COMMERCIAL SERVICES - FINANCE (0.66%)
          39,100  NCO Group, Inc.*                                      863,719
                                                                ---------------

                  COMPUTERS (2.20%)
         161,800  Apple Computer, Inc. *                              2,867,096
                                                                ---------------


     The preceding notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002


      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  COMPUTERS - INTEGRATED SYSTEMS (0.79%)
          27,700  Diebold, Inc.                                 $     1,031,548
                                                                ---------------

                  CONSUMER PRODUCTS-MISCELLANEOUS (0.79%)
          22,500  The Scotts Co.-Class A*                             1,021,500
                                                                ---------------

                  CONTAINERS-PAPER/PLASTIC (1.14%)
          96,000  Smurfit-Stone Container Corp.*                      1,480,320
                                                                ---------------

                  DIVERSIFIED MANUFACTURING OPERATIONS (2.48%)
          41,400  Danaher Corp.                                       2,746,890
          12,700  Roper Industries, Inc.                                473,710
                                                                ---------------
                                                                      3,220,600
                                                                ---------------
                  E-COMMERCE/SERVICES (0.39%)
          23,400  TMP Worldwide, Inc.*                                  503,100
                                                                ---------------

                  E-SERVICES/CONSULTING (0.30%)
         111,400  Braun Consulting, Inc. *                              388,786
                                                                ---------------

                  ELECTRIC PRODUCTS-MISCELLANEOUS (3.20%)
         338,300  GrafTech International Ltd.*                        4,161,090
                                                                ---------------

                  ELECTRONIC COMPONENTS-MISCELLANEOUS (1.27%)
         175,300  Signal Technology Corp.*, (a)                       1,646,067
                                                                ---------------

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (5.01%)
          95,400  LSI Logic Corp.*                                      834,750
         317,100  Microsemi Corp.*                                    2,092,860
         153,400  PLX Technology, Inc.*                                 651,950
          45,300  Semtech Corp.*                                      1,209,510
          78,800  Vishay Intertechnology, Inc.*                       1,733,600
                                                                ---------------
                                                                      6,522,670
                                                                ---------------


     The preceding notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002


      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  ELECTRONIC MEASURING INSTRUMENTS (0.48%)
          40,500  Trimble Navigation Ltd.*, (a)                 $       627,750
                                                                ---------------

                  ENGINEERING/R&D SERVICES (2.27%)
          75,700  Fluor Corp.                                         2,948,515
                                                                ---------------

                  ENTERPRISE SOFTWARE/SERVICES (0.92%)
          96,600  Informatica Corp.*                                    684,894
         141,100  Legato Systems, Inc.*                                 507,960
                                                                ---------------
                                                                      1,192,854
                                                                ---------------

                  FUNERAL SERVICES & RELATED ITEMS (2.02%)
         412,800  Stewart Enterprises, Inc.-Class A                   2,629,536
                                                                ---------------

                  HEALTH CARE COST CONTAIN (1.04%)
          81,700  Caremark Rx, Inc.*, (a)                             1,348,050
                                                                ---------------

                  HUMAN RESOURCES (1.20%)
          56,700  Heidrick & Struggles International, Inc. *          1,132,299
          18,200  Robert Half International, Inc. *                     424,060
                                                                ---------------
                                                                      1,556,359
                                                                ---------------
                  INSURANCE BROKERS (2.61%)
         103,300  Willis Group Holdings Ltd.*                         3,399,603
                                                                ---------------

                  INTERNET APPLICATIONS SOFTWARE (0.65%)
         277,000  Interwoven, Inc.*                                     844,850
                                                                ---------------

                  INTERNET INFRASTRUCTURE SOFTWARE (0.85%)
         198,900  TIBCO Software, Inc.*                               1,105,884
                                                                ---------------

                  INVESTMENT MANAGEMENT/ADVISORY SERVICES (2.98%)
          74,800  Federated Investors, Inc.-Class B                   2,585,836
          56,500  Waddell & Reed Financial, Inc.-Class A              1,294,980
                                                                ---------------
                                                                      3,880,816
                                                                ---------------


     The preceding notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002


      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  MACHINERY - GENERAL INDUSTRY (1.14%)
          55,200  Albany International Corp.-Class A            $     1,485,432
                                                                ---------------

                  MEDICAL - BIOMEDICAL/GENETICS (0.83%)
          43,200  Enzon, Inc.*                                        1,085,184
                                                                ---------------

                  MEDICAL - HMO (1.94%)
          37,400  Anthem, Inc.*                                       2,523,752
                                                                ---------------

                  MEDICAL INSTRUMENTS (1.06%)
          46,900  Boston Scientific Corp.*                            1,375,108
                                                                ---------------

                  MEDICAL PRODUCTS (1.21%)
          90,283  Viasys Healthcare, Inc.*                            1,575,438
                                                                ---------------

                  MEDICAL-HOSPITALS (3.89%)
          73,500  Community Health Systems, Inc. *                    1,969,800
          19,200  LifePoint Hospitals, Inc.*                            697,152
         107,250  Province Healthcare Co.*                            2,398,110
                                                                ---------------
                                                                      5,065,062
                                                                ---------------

                  MULTIMEDIA (0.86%)
          91,300  Entravision Communications Corp.-Class A *          1,118,425
                                                                ---------------

                  NON-HAZARDOUS WASTE DISPOSAL (0.73%)
          30,580  Waste Connections, Inc.*                              955,319
                                                                ---------------

                  OIL - FIELD SERVICES (0.54%)
          58,640  Core Laboratories N.V.*                               704,853
                                                                ---------------

                  OIL COMPANIES - EXPLORATION & PRODUCTION (3.38%)
         102,500  Ocean Energy, Inc., (a)                             2,221,175
          48,300  Talisman Energy, Inc.                               2,180,745
                                                                ---------------
                                                                      4,401,920
                                                                ---------------


     The preceding notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002


      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  OIL FIELD MACHINERY & EQUIPMENT (0.91%)
          56,200  National-Oilwell, Inc.*                       $     1,183,010
                                                                ---------------

                  OIL&GAS DRILLING (1.84%)
         279,000  Grey Wolf, Inc.*                                    1,141,110
          40,100  Transocean Sedco Forex, Inc.                        1,249,115
                                                                ---------------
                                                                      2,390,225
                                                                ---------------

                  PRINTING-COMMERCIAL (1.08%)
         270,900  Mail-Well, Inc.*, (a)                               1,408,680
                                                                ---------------

                  RADIO (1.05%)
          52,100  Hispanic Broadcasting Corp. *                       1,359,810
                                                                ---------------

                  RETAIL - APPAREL/SHOE (2.44%)
          71,200  American Eagle Outfitters, Inc.*                    1,505,168
          65,900  AnnTaylor Stores Corp.*                             1,673,201
                                                                ---------------
                                                                      3,178,369
                                                                ---------------

                  RETAIL - BEDDING (1.23%)
          48,800  Linens 'n Things, Inc.*                             1,601,128
                                                                ---------------

                  RETAIL - DISCOUNT (2.50%)
          29,400  BJ's Wholesale Club, Inc.*                          1,131,900
          53,700  Dollar Tree Stores, Inc.*                           2,116,317
                                                                ---------------
                                                                      3,248,217
                                                                ---------------

                  RETAIL - MAIL ORDER (1.30%)
          55,100  Williams-Sonoma, Inc.*, (a)                         1,689,366
                                                                ---------------

                  SCHOOLS (2.69%)
          33,700  Career Education Corp.*                             1,516,500
          58,400  Corinthian Colleges, Inc.*                          1,979,176
                                                                ---------------
                                                                      3,495,676
                                                                ---------------


     The preceding notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002


      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  ------------------------

                  SCHOOLS - DAY CARE (0.81%)
          31,950  Bright Horizons Family Solutions, Inc.*       $     1,057,865
                                                                ---------------

                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (2.88%)
          81,700  Cypress Semiconductor Corp.*                        1,240,206
          78,600  Power Intergrations, Inc.*                          1,424,232
         221,100  SIPEX Corp.*, (a)                                   1,080,958
                                                                ---------------
                                                                      3,745,396
                                                                ---------------

                  SEMICONDUCTOR EQUIPMENT (1.43%)
         157,200  Mykrolis Corp.*                                     1,856,532
                                                                ---------------

                  TELECOMMUNICATIONS EQUIPMENT (0.87%)
         131,700  Anaren Microwave, Inc.*                             1,137,888
                                                                ---------------

                  TEXTILE - APPAREL (2.13%)
         254,500  Unifi, Inc.*, (a)                                   2,774,050
                                                                ---------------

                  THEATERS (2.07%)
         189,900  AMC Entertainment, Inc.*,(a)                        2,696,580
                                                                ---------------

                  TOYS (3.02%)
         289,900  Hasbro, Inc., (a)                                   3,931,043
                                                                ---------------

                  TRANSPORTATION - AIR FREIGHT (1.62%)
         124,000  EGL, Inc.*                                          2,103,040
                                                                ---------------

                  WIRELESS EQUIPMENT (0.83%)
         117,700  Powerwave Technologies, Inc.*                       1,078,132
                                                                ---------------
                  TOTAL COMMON STOCK (COST $116,725,707)            119,845,980
                                                                ---------------


     The preceding notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002

      NUMBER OF
      CONTRACTS                                                     MARKET VALUE
--------------------------------------------------------------------------------

                  PUT OPTIONS (0.04%)
                  -------------------

                  ENGINEERING/R&D SERVICES (0.00%)
             200  Fluor Corp., 07/20/02, $35                    $         7,000
                                                                ---------------

                  INDEXES (0.04%)
             289  Midcap SPDRs, 07/19/02, $85                            15,895
             310  Midcap SPDRs, 07/19/02, $87                            31,000
                                                                ---------------
                                                                         46,895
                                                                ---------------
                  TOTAL PUT OPTIONS (COST $78,076)                       53,895
                                                                ---------------
                  INVESTMENTS IN SECURITIES (COST $116,803,783)     119,899,875
                                                                ---------------


      SHARES
   -------------

                  COMMON STOCK SOLD, NOT YET PURCHASED ((13.04)%)
                  -----------------------------------------------

                  APPLICATIONS SOFTWARE ((0.22)%)
          47,600  Red Hat, Inc.*                                      (279,412)
                                                                ---------------

                  AUTO-MED & HEAVY DUTY TRUCKS ((0.98)%)
          28,800  Paccar, Inc.*                                     (1,278,432)
                                                                ---------------

                  CASINO ((0.23)%)
           5,300  International Game Technology*                      (300,510)
                                                                ---------------

                  COMMERCIAL SERVICES - FINANCE ((0.33)%)
          13,900  Paychex, Inc.*                                      (434,931)
                                                                ---------------

                  DISTRIBUTION/WHOLESALE ((0.89)%)
          83,700  Ingram Micro, Inc. - Class A*                     (1,150,875)
                                                                ---------------

                  EDUCATIONAL SOFTWARE ((0.34)%)
          44,900  PLATO Learning, Inc.*                               (443,163)
                                                                ---------------

                  ELECTRIC PRODUCTS-MISCELLANEOUS ((0.49)%)
          11,800  Emerson Electric Co.*                               (631,418)
                                                                ---------------

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.35)%)
          18,800  Fairchild Semiconductor Corp. - Class A *     $     (456,840)
                                                                ---------------

                  ELECTRONIC MEASURING INSTRUMENTS ((0.21)%)
           6,500  FLIR Systems, Inc.*                                 (272,805)
                                                                ---------------


     The preceding notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2002


      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------

                  ELECTRONIC PARTS DISTRIBUTORS ((0.30)%)
          17,900  Avnet, Inc.*                                        (393,621)
                                                                ---------------

                  ENTERPRISE SOFTWARE/SERVICES ((0.50)%)
          23,100  Business Objects S.A. *                             (649,110)
                                                                ---------------

                  MEDICAL - HMO ((0.46)%)
          21,800  PacifiCare Health Systems, Inc. - Class A*          (592,960)
                                                                ---------------

                  METAL PROCESSORS & FABRICATION ((1.57)%)
          62,000  Precision Castparts Corp.*                        (2,046,000)
                                                                ---------------

                  NON-HAZARDOUS WASTE DISPOSAL ((0.42)%)
          21,200  Waste Management, Inc.*                             (552,260)
                                                                ---------------

                  OPTICAL SUPPLIES ((0.62)%)
          30,300  Ocular Sciences, Inc.*                              (802,950)
                                                                ---------------

                  RETAIL COMPUTER EQUIPMENT ((0.31)%)
          13,800  Electronics Boutique Holdings Corp.*                (404,340)
                                                                ---------------

                  STOCK INDEX ((3.51)%)
         133,200  Wireless HOLDRs Trust *                           (4,568,760)
                                                                ---------------

                  STEEL, PIPE & TUBE ((0.57)%)
          24,100  Shaw Group, Inc.*                                   (739,870)
                                                                ---------------

                  TELEVISION ((0.74)%)
          30,800  Univision Communications, Inc. - Class A*           (967,120)
                                                                ---------------
                  TOTAL COMMON STOCK SOLD, NOT YET PURCHASED       (16,965,377)
                                                                ---------------
                  (PROCEEDS $(17,168,413))

          TOTAL INVESTMENTS -- 79.11% (Cost $99,635,370)            102,934,498
                                                                ---------------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 20.89%            27,179,352
                                                                ---------------
          TOTAL NET ASSETS -- 100.00%                           $   130,113,850
                                                                ===============


  * Non-income producing security.
  (a) Partially or wholly held ($19,223,199 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.


     The preceding notes are an integral part of these financial statements.

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